Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The Company only has operations in the United States. Loss from operations before income taxes is categorized geographically as follows:

	2020	2019
United States	$(214,447)	$(101,848)

Total loss from operations before income taxes	$(214,447)	$(101,848)

Schedule of Components of Income Tax Expense (Benefit)
The federal and state income tax provision is summarized as follows:

	2020	2019
Current income tax expense:
Federal	$—	$—
State	2	7

Total current income tax expense	2	7

Deferred income tax benefit:
Federal	—	(5,012)
State	—	(2,766)

Total deferred income tax benefit	—	(7,778)

Total tax benefit (expense)	$2	$(7,771)

Schedule of Effective Income Tax Rate Reconciliation
The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate as follows:

	2020	2019
Tax at federal statutory rate	21.0%	21.0%
State income tax, net of federal tax benefit	—	2.7
Stock-based compensation	(1.5)	(5.6)
Research and development credits	3.5	3.5
Other	0.2	(0.2)
Change in valuation allowance	(23.2)	(13.8)

Total provision for income taxes	—%	7.6%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of significant items comprising the Company’s deferred taxes are as follows:

	2020	2019
Deferred tax assets:
Net operating losses	$70,125	$31,850
Tax credits	21,461	9,781
Stock-based compensation	324	—
Accrued compensation and related expenses	2,293	425
Lease liability	24,521	4,930
Other	236	223

Total deferred tax assets	118,960	47,209
Valuation allowance	(87,241)	(30,525)

Total deferred tax assets, net of valuation allowance	31,719	16,684
Deferred tax liabilities:
Depreciation and amortization	(11,040)	(14,630)
Right of use asset	(23,253)	(4,658)
Other	(478)	(448)

Total deferred tax liabilities	(34,771)	(19,736)

Total net deferred tax assets	$(3,052)	$(3,052)

Schedule of Unrecognized Tax Benefits Roll Forward
Changes in balances during 2020 and 2019 and ending balances as of December 31, 2020 and 2019 in gross unrecognized tax benefits were as follows:

	2020	2019
Beginning balance	$2,360	$982
Increases related to tax positions taken during a prior year	202	24
Increases related to tax positions taken during the current year	2,772	1,553
Decreases related to tax positions taken during a prior year	(78)	(199)
Decreases related to tax settlements with taxing authorities	—	—

Ending balance	$5,256	$2,360